Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization and Nature of Business

Note 1: Organization and Nature of Business

Organization and Nature of Business

Hall of Fame Resort & Entertainment Company, a Delaware corporation (together with its subsidiaries, unless the context indicates otherwise, the “Company” or “HOFRE”), was incorporated in Delaware as GPAQ Acquisition Holdings, Inc., a wholly owned subsidiary of our legal predecessor, Gordon Pointe Acquisition Corp. (“GPAQ”), a special purpose acquisition company.

On July 1, 2020, the Company consummated a business combination with HOF Village, LLC, a Delaware limited liability company (“HOF Village”), pursuant to an Agreement and Plan of Merger dated September 16, 2019 (as amended on November 6, 2019, March 10, 2020 and May 22, 2020, the “Merger Agreement”), by and among the Company, GPAQ, GPAQ Acquiror Merger Sub, Inc., a Delaware corporation (“Acquiror Merger Sub”), GPAQ Company Merger Sub, LLC, a Delaware limited liability company (“Company Merger Sub”), HOF Village and HOF Village Newco, LLC, a Delaware limited liability company (“Newco”). The transactions contemplated by the Merger Agreement are referred to in the Company’s Form 10-K/A as the “Business Combination” filed on May 12, 2021.

The Company is a resort and entertainment company leveraging the power and popularity of professional football and its legendary players in partnership with the National Football Museum, Inc., doing business as the Pro Football Hall of Fame (“PFHOF”). Headquartered in Canton, Ohio, the Company owns the Hall of Fame Village powered by Johnson Controls, a multi-use sports, entertainment and media destination centered around the PFHOF’s campus. The Company is creating a diversified set of revenue streams through developing themed attractions, premier entertainment programming, sponsorships and media.

The Company has entered into several agreements with PFHOF, an affiliate of HOFRE, and certain government entities, which outline the rights and obligations of each of the parties with regard to the property on which the Hall of Fame Village powered by Johnson Controls sits, portions of which are owned by the Company and portions of which are net leased to the Company by the government entities (see Note 7 for additional information). Under these agreements, the PFHOF and the government entities are entitled to use portions of the Hall of Fame Village powered by Johnson Controls on a direct-cost basis.

COVID-19

During 2020 and continuing into 2021, the world has been, and continues to be, impacted by the novel coronavirus (COVID-19) pandemic. COVID-19 and measures to prevent its spread impacted the Company’s business in a number of ways, most significantly with regard to a reduction in the number of events and attendance at events at Tom Benson Hall of Fame Stadium and National Youth Football and Sports Complex, which negatively impacts the Company’s ability to sell sponsorships. Also, the Company opened its newly renovated DoubleTree by Hilton in Canton in November 2020, but the occupancy rate has been negatively impacted by the pandemic. The impact of these disruptions and the extent of their adverse impact on its financial and operating results will be dictated by the length of time that such disruptions continue, which will, in turn, depend on the currently unknowable duration and severity of the impacts of COVID-19, and among other things, the impact of governmental actions imposed in response to COVID-19 and individuals’ and companies’ risk tolerance regarding health matters going forward and developing strain mutations.

Liquidity

The Company has sustained recurring losses and negative cash flows from operations through March 31, 2021. In addition, the Company has significant debt obligations maturing in the 12 month period subsequent to the date these consolidated financial statements are issued. Since inception, the Company’s operations have been funded principally through the issuance of debt and equity. As of March 31, 2021, the Company had approximately $50 million of cash and cash equivalents and $18 million of restricted cash, respectively.

On January 28, 2021, the Company executed a binding term sheet with IRG, LLC pursuant to which the Company agreed to issue and sell to IRG, LLC in a private placement of preferred stock and warrants to purchase shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), for a purchase price of $15 million. The private placement is expected to close in the second quarter of 2021. In addition, during February 2021, the Company received approximately $34.5 million from the issuance of shares of its Common Stock, net of offering costs. The Company will deposit up to $25 million of the net proceeds from the private placement and the underwritten public offering in the account (the “Proceeds Account”) controlled by Aquarian (defined below) required under our term loan agreement among the Company, Newco, and certain of Newco’s subsidiaries, as borrowers, and Aquarian Credit Funding LLC (“Aquarian”), as lead arranger, administrative agent, collateral agent and representative of the lenders party thereto. The Company must have the lender’s prior written approval to withdraw any amounts from the Proceeds Account, pursuant to a budget and schedule agreed upon by the parties.

The Company believes that, as a result of these transactions, it currently has sufficient cash and financing commitments to meet its funding requirements over the next year. Notwithstanding, the Company expects that it will need to raise additional financing to accomplish its development plan over the next several years. The Company is seeking to obtain additional funding through debt, construction lending, and equity financing. There are no assurances that the Company will be able to raise capital on terms acceptable to the Company or at all, or that cash flows generated from its operations will be sufficient to meet its current operating costs. If the Company is unable to obtain sufficient amounts of additional capital, it may be required to reduce the scope of its planned development, which could harm its financial condition and operating results.

Note 1: Organization and Nature of Business

Organization and Nature of Business

Hall of Fame Resort & Entertainment Company, a Delaware corporation (together with its subsidiaries, unless the context indicates otherwise, the “Company” or “HOFRE”), was incorporated in Delaware as GPAQ Acquisition Holdings, Inc., a wholly owned subsidiary of our legal predecessor, Gordon Pointe Acquisition Corp. (“GPAQ”), a special purpose acquisition company.

On July 1, 2020, the Company consummated a business combination with HOF Village, LLC, a Delaware limited liability company (“HOF Village”), pursuant to an Agreement and Plan of Merger dated September 16, 2019 (as amended on November 6, 2019, March 10, 2020 and May 22, 2020, the “Merger Agreement”), by and among the Company, GPAQ, GPAQ Acquiror Merger Sub, Inc., a Delaware corporation (“Acquiror Merger Sub”), GPAQ Company Merger Sub, LLC, a Delaware limited liability company (“Company Merger Sub”), HOF Village and HOF Village Newco, LLC, a Delaware limited liability company (“Newco”). The transactions contemplated by the Merger Agreement are referred to in this Form 10-K/A as the “Business Combination.”

Upon the consummation of the Business Combination: (i) Acquiror Merger Sub merged with and into GPAQ, with GPAQ continuing as the surviving entity (the “Acquiror Merger”) and (ii) Company Merger Sub merged with and into Newco, with Newco continuing as the surviving entity (the “Company Merger”). In advance of the Company Merger, HOF Village transferred all of its assets, liabilities and obligations to Newco pursuant to a contribution agreement. In connection with the closing of the Business Combination, the Company changed its name from “GPAQ Acquisition Holdings, Inc.” to “Hall of Fame Resort & Entertainment Company.” As a result of the Business Combination, GPAQ and Newco continue as the Company’s wholly owned subsidiaries. Upon consummation of the Business Combination and, in connection therewith, HOFRE became a successor issuer to GPAQ by operation of Rule 12g-3(a) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Business Combination is, in substance, a reverse merger recapitalization and accordingly, the historical financials prior to the date of the Business Combination in these consolidated financial statements are those of HOF Village LLC and its subsidiaries. The Business Combination is further described in Note 11.

The Company is a resort and entertainment company leveraging the power and popularity of professional football and its legendary players in partnership with the National Football Museum, Inc., doing business as the Pro Football Hall of Fame (“PFHOF”). Headquartered in Canton, Ohio, the Company owns the Hall of Fame Village powered by Johnson Controls, a multi-use sports, entertainment and media destination centered around the PFHOF’s campus. The Company is creating a diversified set of revenue streams through developing themed attractions, premier entertainment programming, sponsorships and media.

The Company has entered into several agreements with PFHOF, an affiliate of HOFRE, and certain government entities, which outline the rights and obligations of each of the parties with regard to the property on which the Hall of Fame Village powered by Johnson Controls sits, portions of which are owned by the Company and portions of which are net leased to the Company by the government entities (see Note 7). Under these agreements, the PFHOF and the government entities are entitled to use portions of the Hall of Fame Village powered by Johnson Controls on a direct-cost basis.

On December 11, 2018, the HOF Village entered into the Master Transaction Agreement (the “Master Transaction Agreement”), whereby, among other things, it amended the HOF Village LLC Agreement (see Note 4).

COVID-19

In December 2019, a novel strain of coronavirus, COVID-19, was reported to have surfaced in Wuhan, China. Since then, COVID-19 has spread to multiple countries, including the United States. As the COVID-19 continues to spread in the United States, the Company may experience disruptions that could severely impact the Company. The global outbreak of COVID-19 continues to rapidly evolve. The extent to which COVID-19 may impact the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions and the effectiveness of actions taken in the United States to contain and treat the disease. The Company has had to cancel events due to COVID-19 and is in process of monitoring COVID-19’s potential impact on the Company’s operations. The Company has taken several steps to minimize COVID-19’s impact on the Company’s business by furloughing some of its employees, deferring payments from certain of its vendors and lenders, and re-negotiating various agreements with third parties.

Liquidity

The Company has sustained recurring losses and negative cash flows from operations through December 31, 2020. In addition, the Company has significant debt obligations maturing in the twelve-month period subsequent to the date these consolidated financial statements are issued. Since inception, the Company’s operations have been funded principally through the issuance of debt and equity. As of December 31, 2020, the Company had approximately $7 million of cash and cash equivalents and $33 million of restricted cash, respectively.

On January 28, 2021, the Company executed a binding term sheet with IRG pursuant to which the Company agreed to issue and sell to IRG in a private placement of preferred stock and warrants to purchase common stock for a purchase price of $15 million. The private placement is expected to close in the first quarter of 2021. In addition, during February 2020, the Company received approximately $34.5 million from the issuance of shares of its common stock, net of offering costs. See Note 14. We will deposit up to $25 million of the net proceeds from the private placement and the underwritten public offering in the Proceeds Account required under the Term Loan. We must have the lender’s prior written approval to withdraw any amounts from the Proceeds Account, pursuant to a budget and schedule agreed upon by the parties.

The Company believes that, as a result of these transactions, it currently has sufficient cash and financing commitments to meet its funding requirements over the next year. Notwithstanding, the Company expects that it will need to raise additional financing to accomplish its development plan over the next several years. The Company is seeking to obtain additional funding through debt, construction lending, and equity financing. There are no assurances that the Company will be able to raise capital on terms acceptable to the Company or at all, or that cash flows generated from its operations will be sufficient to meet its current operating costs. If the Company is unable to obtain sufficient amounts of additional capital, it may be required to reduce the scope of its planned development, which could harm its financial condition and operating results.